SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	6 Months Ended
Jun. 30, 2024
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES [Abstract]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
3.     SIGNIFICANT ACCOUNTING POLICIES

 The accounting policies applied in the Interim Financial Information are the same as those applied in the Annual Financial Statements. The Group also discloses accounting policies described below related to transactions that occurred during the six months ended June 30, 2024, which did not exist during the periods covered by the Annual Financial Statements.

a.	Business Combinations

Business combinations are accounted for under IFRS 3 using the acquisition method as of the acquisition date, which is the date on which the Group obtains control of the acquiree. Under the acquisition method, the Group allocates the excess of the consideration transferred over the fair value of identifiable net assets acquired to goodwill. A bargain purchase gain will be recognized under the circumstance where the consideration transferred is less than the identified net assets acquired. The consideration transferred in a business combination is measured at fair value, which is calculated as the sum of the acquisition date fair values of assets transferred by the Group, liabilities incurred by the Group to the former owners of the acquiree and the equity interest issued by the Group in exchange for control of the acquiree. Acquisition-related costs are recognized in profit or loss as incurred. Identifiable assets acquired and liabilities assumed in a business combination are, with limited exceptions, measured initially at their fair values at the acquisition date.

b.	Goodwill

Goodwill arising from business combination is not amortized and tested for impairment annually, or more frequently if events or changes in circumstances indicate that it might be impaired and is carried at cost less accumulated impairment losses.

Goodwill is allocated to each of the cash-generating units (“CGUs”), or groups of CGUs, that are expected to benefit from the synergies of the business combination, using a relative value method. The units or groups of units are identified at the lowest level at which goodwill is monitored for internal management purposes.

An impairment loss is recognized to the extent that the carrying value of goodwill exceeds the recoverable amount, which is the higher of fair value less costs of disposal and value in use. The impairment loss is allocated first to reduce the carrying amount of any goodwill allocated to the unit and then to the other assets of the unit pro-rata on the basis of the carrying amount of each asset in a CGU. An impairment loss recognized for goodwill is not reversed in a subsequent period.

c.	Inventories

Inventories, consisting of raw materials, work in process and finished goods, which are stated at the lower of cost and net realizable value. Cost is calculated using the standard cost method and comprises all costs of purchase, costs of conversion, and other costs incurred in bringing the inventories to their present location and condition. Net realizable value is the estimated selling price in the ordinary course of business less the estimated costs of completion and the estimated costs necessary to make the sale.

At each reporting date, inventories are reviewed for obsolescence, damage, or slow-moving stock. A write-down is recorded as the cost of revenue if the carrying amount exceeds the estimated net realizable value. The amount of any reversal of any write-down of inventories is recognized as a reduction in the amount of inventories recognized in the period in which the reversal occurs.

d.	Financial Instruments

Financial liabilities

 Financial liabilities are classified and measured either at amortized cost using effective interest method or at fair value through profit or loss. Financial liabilities are classified as at fair value through profit or loss when the financial liability is either held for trading or is designated as at fair value through profit or loss.

Financial liabilities at fair value through profit or loss are stated at fair value, with any gains or losses arising on remeasurement recognized in profit or loss.

Financial liabilities other than those held for trading purposes and designated as at fair value through profit or loss are subsequently measured at amortized cost at the end of each reporting period.

Derecognition of financial liabilities

The Group derecognizes financial liabilities when, and only when, the Group’s obligations are discharged, cancelled or they expire. The difference between the carrying amount of the financial liabilities derecognized and the consideration paid and payable is recognized in profit or loss.

Derivative liabilities

The Group accounts for financial instruments, such as warrants, as either equity-classified or liability-classified instruments based on an assessment of the specific terms of the instrument and applicable authoritative guidance in accordance with IAS 32.

Warrants issued by the Group that provide for potential adjustments to the exercise price or number of shares in response to, among other events, future equity issuances, result in the Group’s obligation to issue variable number of shares in exchange for a fixed total consideration. These warrants are classified as derivative liabilities which are measured at fair value at the issuance date and subsequently remeasured at each reporting date, with changes in fair value recognized in the profit or loss.

For each reporting period, any changes in the fair value of the derivative liabilities are recognized in other net gains / (losses). The Group classifies derivative liabilities within Level 3 of the fair value hierarchy due to the use of unobservable inputs in the valuation process.

e.	Changes in accounting policies and newly adopted accounting policies

The Group has applied the following amendments to IFRSs issued by the IASB to this interim financial report for the current accounting period:

• Amendments to IAS 1, Classification of Liabilities as Current or Non-current and Disclosure of Accounting Policies

• Amendments to IAS 1, Classification of Debt with Covenants

• Amendments to IFRS 16, Subsequent Measurement of Sale and Leaseback Transactions by a Seller-lessee

• Amendments to IAS 7 and IFRS 7, Supplier Finance Arrangements

None of these amendments have had a material effect on how the Group’s results and financial position for the current or prior periods have been prepared or presented in this interim financial report. The Group has not applied any new standard or interpretation that is not yet effective for the current accounting period.

f.	Standards and interpretations effective but not yet adopted

The following standards apply to the preparation of sustainability reports and are effective for annual reporting periods beginning on or after January 1, 2024. The authority of the Company’s jurisdiction has not yet mandated these standards; however, the Company is continuing to review the impact of the standards on its financial reporting.

 • IFRS S1, General Requirements for Disclosure of Sustainability-related Financial Information

• IFRS S2, Climate-related Disclosures

Certain other new accounting standards and interpretations have been published that are not mandatory for the reporting periods presented and have not been early adopted by the Group. Those standards are not expected to have a material impact on the Group in the current or future reporting periods and on foreseeable future transactions.